Accounts Payable and Accrued Expenses (Details) (USD $)	12 Months Ended
	Jan. 31, 2012		Jan. 31, 2011		Jan. 31, 2010
Accounts Payable and Accrued Liabilities [Abstract]
Accrued compensation and benefits	$ 59,219,000		$ 59,622,000
Accounts payable	58,156,000		51,553,000
Accrued legal, audit and professional fees	10,681,000		13,343,000
Accrued taxes-other than income taxes	12,073,000		8,900,000
Accrued commissions	4,954,000		7,511,000
Accrued contingent consideration	10,182,000		2,194,000
Other accrued expenses	33,479,000	[1]	27,733,000	[1]
Accounts Payable and Accrued Liabilities, Current	188,744,000		170,856,000
Deferred compensation arrangement with individual, maximum employee subsciption rate	60.00%
Deferred compensation arrangement with individual, employer, contribution, percentage	50.00%
Deferred compensation arrangement with individual, employer contribution, maximum per employee	2,000
Deferred compensation arrangement with individual, employer contribution	$ 1,500,000		$ 1,400,000		$ 1,300,000

[1]	Includes liabilities related to the Company’s 401(k) Plans.